Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Detailed Information about Cash and Cash Equivalents

	2017	2016	2015
Cash at bank and in hand	3,720	3,727	2,199
Short-term deposits	2,544	3,666	3,614
Money market investments	4,496	3,939	3,318
Short-term collateral	7	16	463
At December 31	10,768	11,347	9,594

Disclosure of Cash and Cash Equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise the following:

	Note	2017	2016	2015
Cash and cash equivalents		10,768	11,347	9,594
Cash classified as Assets held for sale	22	260	-	-
Bank overdrafts	44	(2)	(1)	-
Bank overdrafts classified as Liabilities held for sale		(1)	-	-
Net cash and cash equivalents		11,026	11,346	9,593

Disclosure of Detailed Information of Cash Flow Statement
Summary cash flow statement	2017	2016	2015
Net cash flows from operating activities	553	3,319	914
Net cash flows from investing activities	(1,196)	(1,078)	615
Net cash flows from financing activities	519	(465)	(2,785)
Net increase in cash and cash equivalents	(125)	1,776	(1,257)

Summary of Reconciliation of Liabilities Arising from Financing Activities

The table below shows the reconciliation between the net cash flows from financing activities and the liabilities as included in the consolidated statement of financial position.

	Cash flows							Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2017	Addition	Repayment	Realized gains / losses in income statement	Movements related to fair value hedges	Amorti- zation	Other	Net exchange difference	At December 31, 2017
Subordinated borrowings	767	-	-	-	-	6	-	(9)	764
Trust pass-through securities	156	-	-	-	(4)	-	-	(19)	133
Borrowings	13,153	9,170	(7,918)	(10)	-	(1)	1	(760)	13,635
Assets held to hedge Trust pass-through securities	22	-	-	(4)	-	-	-	(2)	15